Allowance for Loan Losses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Allowance for Loan Losses

NOTE 5 - ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agriculture loans, Commercial Real Estate – Owner Occupied loans, Commercial Real Estate – Non-owner Occupied loans, Residential Real Estate loans, Real Estate Construction loans, Farm Real Estate loans and Consumer and Other loans. Loss migration rates for each risk category are calculated and used as the basis for calculating loan loss allowance allocations. Loss migration rates are calculated over a three-year period for all portfolio segments. Management also considers certain economic factors for trends that management uses to account for the qualitative and environmental changes in risk, which affects the level of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures
•	Changes in experience and depth of lending and management staff
•	Changes in quality of credit review system
•	Changes in the nature and volume of the loan portfolio
•	Changes in past due, classified and nonaccrual loans and TDRs
•	Changes in economic and business conditions
•	Changes in competition or legal and regulatory requirements
•	Changes in concentrations within the loan portfolio
•	Changes in the underlying collateral for collateral dependent loans

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the consolidated balance sheet date. The Company considers the allowance for loan losses of $25,028 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2020. The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2020, 2019 and 2018. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

Allowance for loan losses:

December 31, 2020	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,219	$	(20)	$7	$604	$2,810
Commercial Real Estate:
Owner Occupied	2,541		(148)	259	1,405	4,057
Non-Owner Occupied	6,584		—	48	5,819	12,451
Residential Real Estate	1,582		(236)	218	920	2,484
Real Estate Construction	1,250		—	4	1,185	2,439
Farm Real Estate	344		—	13	(19)	338
Consumer and Other	247		(61)	65	(42)	209
Unallocated	—		—	—	240	240
Total	$14,767	$	(465)	$614	$10,112	$25,028

For the year ended December 31, 2020, the Company provided $10,112 to the allowance for loan losses.  The provision was primarily the result of an increase in Civista’s qualitative factors, primarily changes in international, national, regional and local conditions, related to the economic shutdown driven by the ongoing COVID-19 pandemic. Economic impacts related to the COVID-19 pandemic include the loss of revenue being experienced by our business clients, disruption of supply chains, additional employee costs for businesses due to the pandemic, higher unemployment rates throughout our footprint and a large number of customers requesting payment relief.  The allowance for Commercial & Agriculture loans increased due to an increase in general reserves required for this type as a result of an increase in loan balances mainly from Civista’s participation in the PPP loan program and by an increase in loss rates, resulting in an increase in the provision.  PPP loans are eligible for a 100% guaranty by the U.S. Small Business Administration (“SBA”).  However, in the event of a loss resulting from a default on a PPP loan, and a determination by the SBA that there was a deficiency in the manner on which the PPP loan was originated or funded, the SBA may deny its liability under the guaranty.  The reserve percentage for PPP loans is substantially less than the other loans in this segment.  The allowance for Commercial Real Estate – Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances, an increase in classified, the volume of loans currently in payment deferral, and an increase in loss rates. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required as a result of an increase in loan balances, an increase in classified loans, the volume of loans currently in payment deferral, and an increase in loss rates.  This was represented as an increase in the provision.  The allowance for Residential Real Estate loans increased due to an increase in general reserves required for this type as a result of factors related to the COVID-19 pandemic, offset by a decrease in loan balances, represented by an increase in the provision. The allowance for Real Estate Construction loans increased due to an increase in general reserves required as a result of an increase in loan balances and an increase in loss rates, represented by an increase in the provision.  The allowance for Farm Real Estate loans decreased due to a decrease in general reserves required as a result of a decrease in loan balances.  The result was represented as a decrease in the provision.  The allowance for Consumer and Other loans decreased due to a decrease in general reserves required as a result of a decrease in loan balances and loss rates.  The result was represented as a decrease in the provision.  Management feels that the unallocated amount is appropriate and within the relevant range for the allowance that is reflective of the uncertainty in the portfolio at December 31, 2020.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2019	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,747	$	(114)	$86	$500	$2,219
Commercial Real Estate:
Owner Occupied	1,962		(161)	289	451	2,541
Non-Owner Occupied	5,803		—	102	679	6,584
Residential Real Estate	1,531		(294)	259	86	1,582
Real Estate Construction	1,046		(24)	3	225	1,250
Farm Real Estate	397		—	5	(58)	344
Consumer and Other	284		(183)	85	61	247
Unallocated	909		—	—	(909)	—
Total	$13,679	$	(776)	$829	$1,035	$14,767

For the year ended December 31, 2019, the allowance for Commercial & Agriculture loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Owner Occupied loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances. The allowance for Residential Real Estate loans increased as a result of an increase in general reserves required for this type as a result of an increase in outstanding loan balances, represented by an increase in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2018	Beginning balance	Charge-offs		Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,562	$	(249)	$169	$265	$1,747
Commercial Real Estate:
Owner Occupied	2,043		(193)	158	(46)	1,962
Non-Owner Occupied	5,307		(153)	28	621	5,803
Residential Real Estate	1,910		(105)	208	(482)	1,531
Real Estate Construction	834		—	—	212	1,046
Farm Real Estate	430		—	5	(38)	397
Consumer and Other	290		(203)	100	97	284
Unallocated	758		—	—	151	909
Total	$13,134	$	(903)	$668	$780	$13,679

For the year ended December 31, 2018, the allowance for Commercial & Agriculture loans increased as a result of an increase in general reserves due to higher loan balances. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Owner Occupied loans was reduced by a decrease in general reserves as a result of lower loss rates. The result was represented as a decrease in the provision. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances.  The allowance for Residential Real Estate loans was reduced by a decrease in general reserves required for this type as a result of a decrease in loss rates, represented by a decrease in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2020 and December 31, 2019.

December 31, 2020	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$73	$2,737	$2,810
Commercial Real Estate:
Owner Occupied	—	5	4,052	4,057
Non-Owner Occupied	—	—	12,451	12,451
Residential Real Estate	—	29	2,455	2,484
Real Estate Construction	—	—	2,439	2,439
Farm Real Estate	—	—	338	338
Consumer and Other	—	—	209	209
Unallocated	—	—	240	240
Total	$—	$107	$24,921	$25,028

Outstanding loan balances:
Commercial & Agriculture	$—	$74	$409,802	$409,876
Commercial Real Estate:
Owner Occupied	—	980	277,433	278,413
Non-Owner Occupied	—	48	705,024	705,072
Residential Real Estate	388	946	441,254	442,588
Real Estate Construction	—	—	175,609	175,609
Farm Real Estate	—	618	32,484	33,102
Consumer and Other	—	—	12,842	12,842
Total	$388	$2,666	$2,054,448	$2,057,502

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2019	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$2,219	$2,219
Commercial Real Estate:
Owner Occupied	—	9	2,532	2,541
Non-Owner Occupied	—	—	6,584	6,584
Residential Real Estate	—	82	1,500	1,582
Real Estate Construction	—	—	1,250	1,250
Farm Real Estate	—	—	344	344
Consumer and Other	—	—	247	247
Unallocated	—	—	—	—
Total	$—	$91	$14,676	$14,767

Outstanding loan balances:
Commercial & Agriculture	$—	$367	$202,743	$203,110
Commercial Real Estate:
Owner Occupied	—	426	245,180	245,606
Non-Owner Occupied	—	374	591,848	592,222
Residential Real Estate	467	1,764	460,801	463,032
Real Estate Construction	—	—	155,825	155,825
Farm Real Estate	—	666	33,448	34,114
Consumer and Other	—	—	15,061	15,061
Total	$467	$3,597	$1,704,906	$1,708,970

The following tables represent credit exposures by internally assigned risk ratings for the periods ended December 31, 2020 and 2019. The remaining loans in the Residential Real Estate, Real Estate Construction and Consumer and Other loan categories that are not assigned a risk grade are presented in a separate table below. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.
•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.
•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Civista will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.
•	Unrated – Generally, Residential Real Estate, Real Estate Construction and Consumer and Other loans are not risk-graded, except when collateral is used for a business purpose.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2020	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$401,636	$4,472	$3,768	$—	$409,876
Commercial Real Estate:
Owner Occupied	248,316	19,429	10,668	—	278,413
Non-Owner Occupied	604,909	58,270	41,893	—	705,072
Residential Real Estate	81,409	668	5,524	—	87,601
Real Estate Construction	158,207	962	492	—	159,661
Farm Real Estate	30,486	216	2,400	—	33,102
Consumer and Other	833	—	33	—	866
Total	$1,525,796	$84,017	$64,778	$—	$1,674,591

December 31, 2019	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$199,649	$2,236	$1,225	$—	$203,110
Commercial Real Estate:
Owner Occupied	237,171	5,617	2,818	—	245,606
Non-Owner Occupied	588,633	2,155	1,434	—	592,222
Residential Real Estate	73,289	528	6,495	—	80,312
Real Estate Construction	145,251	—	9	—	145,260
Farm Real Estate	30,808	567	2,739	—	34,114
Consumer and Other	1,289	—	6	—	1,295
Total	$1,276,090	$11,103	$14,726	$—	$1,301,919

Due to the business disruptions and shut-downs due to the Covid-19 pandemic, management offered payment deferments to a number of customers that had previously been current in all respects.  The bank instituted an enhanced portfolio management process which included meeting with customers, requesting additional financial information and evaluating cashflow and adjusting risk ratings as conditions warrant.   During this process systematically downgraded a significant number of loans to recognize the increased risk attributed to the business disruptions related to the pandemic.  The majority of the loans downgraded did not meet the definition of impaired, but were added to the criticized category due to the additional deferrals or reduced financial performance.  Additionally, the bank did offer longer term deferrals under Section 4013 of the Cares Act, that were also downgraded as appropriate.  The majority of the deferrals made during the year resulted in continued payments of interest. The Bank believes it has prudently identified risk, assigned appropriate risk ratings, and has a comprehensive portfolio monitoring process to identify and quantify risk.

The following tables present performing and nonperforming loans based solely on payment activity for the years ended December 31, 2020 and December 31, 2019 that have not been assigned an internal risk grade. The types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2020	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$354,987	$15,948	$11,976	$382,911
Nonperforming	—	—	—	—
Total	$354,987	$15,948	$11,976	$382,911

December 31, 2019	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$382,720	$10,565	$13,766	$407,051
Nonperforming	—	—	—	—
Total	$382,720	$10,565	$13,766	$407,051

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2020 and 2019.

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$117	$25	$50	$192	$409,684	$—	$409,876	$—
Commercial Real Estate:
Owner Occupied	—	4	102	106	278,307	—	278,413	—
Non-Owner Occupied	—	—	6	6	705,066	—	705,072	—
Residential Real Estate	1,059	867	1,314	3,240	438,960	388	442,588	—
Real Estate Construction	—	—	—	—	175,609	—	175,609	—
Farm Real Estate	—	—	4	4	33,098	—	33,102	—
Consumer and Other	59	1	16	76	12,766	—	12,842	—
Total	$1,235	$897	$1,492	$3,624	$2,053,490	$388	$2,057,502	$—

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$27	$35	$106	$168	$202,942	$—	$203,110	$—
Commercial Real Estate:
Owner Occupied	453	63	663	1,179	244,427	—	245,606	—
Non-Owner Occupied	—	—	8	8	592,214	—	592,222	—
Residential Real Estate	2,399	198	1,775	4,372	458,193	467	463,032	—
Real Estate Construction	—	—	—	—	155,825	—	155,825	—
Farm Real Estate	—	—	7	7	34,107	—	34,114	—
Consumer and Other	129	46	—	175	14,886	—	15,061	—
Total	$3,008	$342	$2,559	$5,909	$1,702,594	$467	$1,708,970	$—

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2020 and 2019.

	2020	2019
Commercial & Agriculture	$139	$173
Commercial Real Estate:
Owner Occupied	964	938
Non-Owner Occupied	6	8
Residential Real Estate	3,893	4,183
Real Estate Construction	7	9
Farm Real Estate	85	284
Consumer and Other	31	4
Total	$5,125	$5,599

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months. The gross interest income that would have been recorded on nonaccrual loans in 2020, 2019 and 2018 if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, was $536, $571 and $587, respectively. The amount of interest income on such loans recognized on a cash basis was $477 in 2020, $379 in 2019 and $360 in 2018.

Modifications: A modification of a loan constitutes a TDR when the Company for economic or legal reasons related to a borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial Real Estate loans modified in a TDR often involve reducing the interest rate lower than the current market rate for new debt with similar risk. Real Estate loans modified in a TDR were primarily comprised of interest rate reductions where monthly payments were lowered to accommodate the borrowers’ financial needs.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired loans that have been modified in a TDR are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates. TDRs accounted for $35 of the allowance for loan losses as of December 31, 2020, $91 as of December 31, 2019 and $141 as of December 31, 2018.

There were no loans modified during the twelve month period ended December 31, 2020.  Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2019 and 2018 were as follows:

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

For the Twelve Month Period Ended December 31, 2019
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	1	382	382
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$382	$382

	For the Twelve Month Period Ended December 31, 2018
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	23	23
Real Estate Construction	—	—	—
Farm Real Estate	1	110	110
Consumer and Other	—	—	—
Total Loan Modifications	2	$133	$133

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans. During the periods ended December 31, 2020, 2019 and 2018, there were no defaults on loans that were modified and considered TDRs during the previous twelve months.

Impaired Loans: Larger ( greater than $350) commercial loan, commercial real estate loan and farm real estate loan relationships, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Loan Modifications/Troubled Debt Restructurings

During 2020, Civista modified 813 loans totaling $431,283, primarily consisting of the deferral of principal and/or interest payments.  All of the loans modified were performing at December 31, 2019 and comply with the provisions of the Coronavirus Aid Relief, and Economic Security Act (“CARES Act”) to not be considered a troubled debt restructuring.

While most of the loans that received some form of modification have returned to making payments, Civista has received customer deferral requests for another round of modifications on loans.  As of December 31, 2020, Civista has 55 loans totaling $73,786 that remain on a CARES Act modification.   Details with respect to loan modifications that remain on deferred status are as follows:

	Number of		Percent of
Type of Loan	Loans	Balance	Loans Outstanding[1]
		(In thousands)
Commercial & Agriculture	21	$4,069	0.22%
Commercial Real Estate:
Owner Occupied	12	13,072	0.71%
Non-Owner Occupied	19	51,027	2.77%
Residential Real Estate	1	180	0.01%
Real Estate Construction	2	5,438	0.30%
Total	55	$73,786	4.01%
[1] excluding PPP loans

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2020 and 2019.

	December 31, 2020			December 31, 2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$—	$—		$367	$367
Commercial Real Estate:
Owner Occupied	757	757		168	168
Non-Owner Occupied	48	48		374	374
Residential Real Estate	915	940		1,571	1,643
Farm Real Estate	618	618		666	666
Total	2,338	2,363		3,146	3,218
With an allowance recorded:
Commercial & Agriculture	74	74	$73	—	—	$—
Commercial Real Estate:
Owner Occupied	223	223	5	258	258	9
Residential Real Estate	31	35	29	193	197	82
Farm Real Estate	—	—	—	—	—	—
Total	328	332	107	451	455	91
Total:
Commercial & Agriculture	74	74	73	367	367	—
Commercial Real Estate:
Owner Occupied	980	980	5	426	426	9
Non-Owner Occupied	48	48	—	374	374	—
Residential Real Estate	946	975	29	1,764	1,840	82
Farm Real Estate	618	618	—	666	666	—
Total	$2,666	$2,695	$107	$3,597	$3,673	$91

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2020, 2019 and 2018.

For the year ended:	December 31, 2020		December 31, 2019
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$88	$4	$367	$33
Commercial Real Estate:
Owner Occupied	520	27	456	32
Non-Owner Occupied	243	16	308	20
Residential Real Estate	1,361	43	1,271	58
Farm Real Estate	647	26	683	29
Total	$2,859	$116	$3,085	$172

For the year ended:	December 31, 2018
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$636	$25
Commercial Real Estate:
Owner Occupied	610	33
Non-Owner Occupied	39	5
Residential Real Estate	1,519	75
Farm Real Estate	716	29
Total	$3,520	$167

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in other assets on the Consolidated Balance Sheet. As of December 31, 2020 there were $31 of foreclosed assets included in other assets.  As of December 31, 2019 there were no foreclosed assets included in other assets. As of December 31, 2020 and 2019, the Company had initiated formal foreclosure procedures on $741 and $1,022, respectively, of consumer residential mortgages.

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2020	At December 31, 2019
	(In Thousands)	(In Thousands)
Balance at beginning of period	$255	$336
Acquisition of PCI loans	—	—
Accretion	(336)	(164)
Transfers from non-accretable to accretable	306	83
Balance at end of period	$225	$255

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2020	At December 31, 2019
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$687	$1,149
Carrying amount	388	467

There was no allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of December 31, 2020 and 2019, respectively.